OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3: - OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2022	2021

Prepaid expenses	$2,100	$5,272
Government authorities	85	57
Other	232	131

	$2,417	$5,460